STOCK-BASED COMPENSATION PLANS - Stock Option Activity (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Options
Outstanding, beginning of period (in shares)	983,512	1,098,823	1,097,323	1,147,558
Granted (in shares)	82,580	65,522	94,115	84,675
Exercised (in shares)	(574,303)	(166,838)	(83,790)	(124,156)
Canceled (in shares)	(16,471)	(13,995)	(8,825)	(10,754)
Outstanding, end of period (in shares)	475,318	983,512	1,098,823	1,097,323	1,147,558
Exercisable at December 31, 2017	291,169	802,609
Weighted Average Exercise Price
Outstanding, beginning of period (in dollars per share)	$ 40.62	$ 35.39	$ 32.70	$ 28.33
Granted (in dollars per share)	77.54	86.91	61.39	87.35
Exercised (in dollars per share)	23.88	21.37	25.58	26.70
Canceled (in dollars per share)	64.46	76.89	71.47	65.22
Outstanding, end of period (in dollars per share)	56.50	40.62	$ 35.39	$ 32.70	$ 28.33
Exercisable at December 31, 2017 (in dollars per share)	$ 49.75	$ 32.52
Weighted Average Remaining Contractual Life
Weighted- Average Remaining Contractual Life, outstanding	5 years 10 months 24 days	4 years	4 years 3 months 18 days	4 years 9 months 18 days	5 years 6 months
Weighted Average Remaining Contractual Life, Exercisable shares at December 31, 2017	5 years	3 years 3 months 18 days
Aggregate Intrinsic Value
Outstanding, beginning of period	$ 40,137	$ 52,332	$ 42,154	$ 67,205
Granted	2,258	0	2,035	1,375
Exercised	(46,520)	(10,020)	(4,813)	(5,516)
Canceled	(666)	(64)	(102)	(64)
Outstanding, end of period	22,997	40,137	$ 52,332	$ 42,154	$ 67,205
Exercisable at December 31, 2017	$ 16,051	$ 36,848